INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2022
Major components of tax expense (income) [abstract]
Disclosure of provision for income taxes [Table Text Block]
	2022 $	2021 $
Loss from continuing operations before income taxes	(12,022,113)	(3,868,650)
Loss from discontinued operations before income taxes	(26,671,935)	-
(Loss) before income taxes	(38,694,048)	(3,868,650)

Expected income tax recovery based on statutory rate	(10,254,000)	(1,025,000)
Adjustments to expected income tax benefit:
Stock-based compensation	1,253,000	582,000
Non-deductible expenses and other	8,000	(361,000)
Change in benefit of tax assets not recognised	8,993,000	804,000
Deferred income tax provision (recovery)	-	-

Disclosure of deferred taxes [Table Text Block]
	2022	2021
	$	$

Recognised deferred tax assets and liabilities
Non-capital losses carry-forwards	78,000	120,000
Right-of-use assets	(78,000)	(120,000)
Net deferred tax assets	-	-

Disclosure of unrecognized temporary differences and tax losses [Table Text Block]
	2022	2021
	$	$

Non-capital loss carry-forwards	7,998,000	764,000
Equipment	428,000	81,000
Interest in exploration and evaluation property	35,560,000	8,881,000
Share issue costs	1,433,000	212,000
Lease liability	282,000	404,000
Deductible temporary differences	45,701,000	10,342,000